(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2019	2018
Net (loss)/income attributable to Golar LNG Limited stockholders - basic and diluted	(154,423)	15,317

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2019	2018
Basic:
Weighted average number of common shares outstanding	100,802	100,628

Dilutive:
Dilutive impact of share options	—	100
Weighted average number of common shares outstanding	100,802	100,728

(Loss)/earnings per share are as follows:

	Six months ended June 30,
	2019	2018
Basic and diluted	$(1.53)	$0.15